Quarterly Holdings Report
for
Fidelity® Municipal Income 2025 Fund
September 30, 2021
M25-NPRT1-1121
1.9885832.104
Municipal Bonds - 98.8%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	112,428

Arizona - 2.5%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (FSA Insured)	75,000	87,485
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	290,102
Series 2017 B, 5% 7/1/25	250,000	291,618
TOTAL ARIZONA		669,205
California - 4.5%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	87,408
Sacramento Muni. Util. District Elec. Rev. Series 2015, 5% 7/1/25	550,000	644,243
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	174,061
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	312,116
TOTAL CALIFORNIA		1,217,828
Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	193,794

Connecticut - 10.9%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	204,466
Series 2016 D, 5% 8/15/25	330,000	387,704
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	46,304
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	462,555
Series 2022 M, 5% 7/1/25 (c)	175,000	197,293
Series K1, 5% 7/1/25	280,000	319,331
Series K3, 5% 7/1/25	200,000	228,093
Series N, 5% 7/1/25	50,000	56,964
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	1,066,194
TOTAL CONNECTICUT		2,968,904
District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	86,964
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	291,618
TOTAL DISTRICT OF COLUMBIA		378,582
Florida - 7.0%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	584,688
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (b)	300,000	350,813
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	507,378
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	58,419
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	46,481
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	233,463
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	116,202
TOTAL FLORIDA		1,897,444
Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	50,000	58,020

Hawaii - 1.1%
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	250,000	292,126

Illinois - 9.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	114,181
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	289,639
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	165,916
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	233,752
Series 2016, 5% 5/15/25	250,000	289,518
Series 2019, 5% 9/1/25	200,000	231,170
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	216,989
Series 2017 D, 5% 11/1/25	25,000	29,190
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	115,794
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	179,497
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	259,681
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	423,882
TOTAL ILLINOIS		2,549,209
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (d)	55,000	57,849
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,298
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	349,092
TOTAL INDIANA		436,239
Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	117,067
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	344,248
TOTAL KENTUCKY		461,315
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	114,181

Maine - 3.4%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	265,000	286,618
Series 2017 A, 4% 7/1/25	465,000	519,683
Series 2017 B, 4% 7/1/25	100,000	111,760
TOTAL MAINE		918,061
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	174,001

Massachusetts - 9.7%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/25	375,000	437,427
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	285,755
Bonds Series 2017 A2, 5%, tender 1/30/25 (d)	10,000	11,499
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	174,485
Series 2016 I, 5% 7/1/25	50,000	57,679
Series 2019 K, 5% 7/1/25	50,000	58,182
Series 2019, 5% 7/1/25	170,000	195,566
Series 2020 A, 5% 10/15/25	650,000	768,675
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	289,097
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	348,486
TOTAL MASSACHUSETTS		2,626,851
Michigan - 3.3%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	340,251
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	174,728
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	115,679
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	278,626
TOTAL MICHIGAN		909,284
Missouri - 3.9%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	431,595
Series 2017 B, 5% 7/1/25 (FSA Insured) (b)	250,000	290,102
Series 2019 C, 5% 7/1/25	290,000	337,221
TOTAL MISSOURI		1,058,918
Nevada - 0.2%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	69,694

New Hampshire - 1.4%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	58,316
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	233,295
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	81,766
TOTAL NEW HAMPSHIRE		373,377
New Jersey - 5.2%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	231,865
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	289,831
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	121,421
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,406
Series 2016 E, 5% 7/1/25	50,000	57,839
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	462,876
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	133,758
Series 2016 A, 5% 6/15/25	40,000	46,431
Series AA, 5% 6/15/25	50,000	57,966
TOTAL NEW JERSEY		1,419,393
New York - 1.7%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,788
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	293,565
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	115,719
Series 2018, 5% 1/1/25	15,000	16,992
TOTAL NEW YORK		461,064
Ohio - 4.2%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	174,662
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	163,482
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	228,636
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	231,278
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	218,737
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	115,125
TOTAL OHIO		1,131,920
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	28,758

Oregon - 2.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	214,599
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	487,372
TOTAL OREGON		701,971
Pennsylvania - 11.9%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	699,780
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	425,314
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	34,692
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	117,727
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	141,968
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	142,410
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	126,996
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	57,960
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	515,728
Series 2015 AQ, 5% 6/15/25	200,000	232,553
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	58,324
Series 2017 B, 5% 7/1/25 (b)	210,000	243,686
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,362
Series 2018 A, 5% 9/1/25	50,000	58,426
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	349,584
TOTAL PENNSYLVANIA		3,228,510
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	291,165
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,408
Series 2017, 5% 4/1/25	265,000	303,690
TOTAL TENNESSEE		612,263
Texas - 0.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	232,082

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	34,812

Vermont - 1.5%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (b)	105,000	120,014
Series 2020 A, 5% 6/15/25 (b)	250,000	285,258
TOTAL VERMONT		405,272
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	141,906

Washington - 2.0%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	536,221

Wisconsin - 1.7%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (d)	40,000	45,890
Series 2014, 5% 5/1/25	100,000	110,715
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	11,686
Series 2017 A:
5% 4/1/25	155,000	178,616
5% 9/1/25 (Escrowed to Maturity)	100,000	116,633
TOTAL WISCONSIN		463,540
TOTAL MUNICIPAL BONDS (Cost $25,704,147)		26,877,173

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $25,704,147)	26,877,173
NET OTHER ASSETS (LIABILITIES) - 1.2%	321,278
NET ASSETS - 100.0%	27,198,451

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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